Carrying Amounts and Classifications of Assets and Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng") USD ($)	Dec. 31, 2012 Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng") CNY	Dec. 31, 2011 Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng") CNY
Current assets:
Cash and cash equivalents	$ 20,664	128,736	$ 30,054	187,237	104,038	5,657	$ 1,288	8,024	27,272
Short-term investments	7,223	45,000					4,013	25,000
Accounts receivable	6,697	41,726		56,121			1,028	6,405	10,292
Prepayments and other current assets	6,001	37,386		24,966			1,023	6,375	718
Deferred tax assets	42	262		1,491					1,076
Total current assets	41,006	255,469		273,267			7,352	45,804	39,358
Non-current assets:
Property and equipment, net	773	4,814		5,435			339	2,115	2,861
Intangible assets, net	6,902	42,998		70,101			1,554	9,681	13,425
Deferred tax assets	21	129		916			11	66	896
Total non-current assets	103,004	641,725		677,163			1,904	11,862	17,182
Total assets	144,010	897,194		950,430	853,644		9,256	57,666	56,540
Current liabilities:
Accounts payable	592	3,689		9,150			115	719	1,332
Accrued expenses and other current liabilities	3,145	19,597		17,577			1,180	7,352	5,020
Deferred revenue	272	1,697		3,894			256	1,597	876
Income tax payable	13	76		11,115					237
Total current liabilities	4,181	26,050		111,278			1,551	9,668	7,465
Non-current liabilities:
Unrecognized tax benefits	3,522	21,944		27,844			679	4,233	4,315
Other non-current liabilities	345	2,150		2,550			345	2,150	2,150
Total non-current liabilities	5,126	31,938		42,974			1,024	6,383	6,465
Total liabilities	$ 9,307	57,988		154,252	119,668		$ 2,575	16,051	13,930